OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of non-current assets [Abstract]
Schedule of Other Non-Current Assets
	December 31, 2021 US$‘000	December 31, 2020 US$‘000
Finance lease receivables (see Note 18)	151	291
Other assets	56	64

	207	355